ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4. ACCOUNTS RECEIVABLE

The Group’s trading terms with its customers are mainly on credit. The credit terms are generally within 60 days after the delivery of electricity. The Group does not offer extended payment terms and all accounts receivable balances are non-interest-bearing.

As of December 31, 2012 and 2013, all of the accounts receivable balances were within credit terms.